Revenue	6 Months Ended
Jun. 30, 2022
Revenue.
Revenue

Note 10 - Revenue

Revenue classified by commodity, geography and type comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Commodity
Gold(1)	$190.7	$194.9	$378.2	$384.9
Silver	35.8	45.0	76.9	92.7
Platinum group metals(1)	17.3	22.0	31.5	41.5
Iron ore(2)	14.6	36.9	33.9	41.9
Other mining assets(3)	2.4	1.0	3.5	2.6
Mining	$260.8	$299.8	$524.0	$563.6
Oil	$46.2	$25.3	$85.2	$51.2
Gas	37.9	17.9	67.4	32.3
Natural gas liquids	7.4	4.1	14.5	8.9
Energy	$91.5	$47.3	$167.1	$92.4
	$352.3	$347.1	$691.1	$656.0
Geography
South America(3)	$89.2	$116.0	$191.4	$204.9
Central America & Mexico	84.5	89.9	163.7	158.1
United States	88.5	66.3	161.6	132.6
Canada(1)(2)	60.7	46.3	112.4	102.0
Rest of World	29.4	28.6	62.0	58.4
	$352.3	$347.1	$691.1	$656.0
Type
Revenue-based royalties	$130.9	$111.4	$252.2	$205.5
Streams(1)	181.3	199.5	365.5	376.4
Profit-based royalties	27.6	22.2	52.4	50.9
Other(2)(3)	12.5	14.0	21.0	23.2
	$352.3	$347.1	$691.1	$656.0
1.	For Q2 2022, revenue includes a loss of $0.3 million and loss of $0.2 million of provisional pricing adjustments for gold and platinum-group metals, respectively (Q2 2021 – losses of $0.1 million and $0.1 million, respectively). For H1 2022, includes a loss of $0.4 million and gain of $0.4 million of provisional pricing adjustments for gold and platinum group metals, respectively (H1 2021 – a loss of $0.3 million and a gain of $0.5 million, respectively)
2.	For Q2 2022 and H1 2022, revenue includes dividend income of $4.5 million and $7.0 million, respectively, from the Company’s equity investment in LIORC (Q2 2021 and H1 2021 – $8.9 million and $13.9 million, respectively).
3.	For Q2 2022 and H1 2022, revenue includes dividend income of $1.2 million from the Company’s equity investment in SLM California (Q2 2021 and H1 2021 – nil).